Consolidated Statements of Comprehensive (Loss) Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939	$ 4,325	$ 9,308	$ 8,160	$ 16,658	$ 12,825
Total cost of revenues	2,512	2,477	5,150	4,550	9,348	7,157
Gross profit					7,310	5,668
Operating expenses
Research and development					1,575	1,576
Selling, general and administrative					19,924	17,066
Total operating expenses					21,499	18,642
Loss from operations					(14,189)	(12,974)
Interest expense					(40)	(3)
Interest income					258	22
Other (expense) income, net					(357)	18
Loss from continuing operations before income taxes					(14,328)	(12,937)
Income tax benefit					0	4,268
Loss from continuing operations					(14,328)	(8,669)
Income from discontinued operations (net of tax) (Note 4)					0	17,943
Net (loss) income			(6,278)	(6,378)	$ (14,328)	$ 9,274
Net (loss) income per share: basic and diluted - Continuing operations					$ (3.16)	$ (2.05)
Net (loss) income per share: basic and diluted - Discontinued operations					0.00	4.25
Net (loss) income per share: basic and diluted					$ (3.16)	$ 2.20
Weighted-average number of common shares used in common per share calculations: basic and diluted					4,530	4,224
Other comprehensive income (loss)
Net income (loss)			(6,278)	(6,378)	$ (14,328)	$ 9,274
Foreign currency translation adjustments					203	(324)
Comprehensive (loss) income					(14,125)	8,950
Product [Member]
Revenues	4,635	4,144	8,730	7,747	15,663	11,957
Total cost of revenues	2,313	2,308	4,737	4,221	8,669	6,419
Gross profit					2,427	1,848
Operating expenses
Research and development					390	368
Selling, general and administrative					4,689	4,337
Total operating expenses					5,079	4,705
Loss from operations					(2,652)	(2,857)
Interest expense					(7)	(10)
Interest income					47	18
Other (expense) income, net					(208)	(21)
Loss from continuing operations before income taxes					(2,820)	(2,870)
Loss from continuing operations					(2,820)	(2,870)
Net (loss) income					$ (2,820)	$ (2,870)
Net (loss) income per share: basic and diluted					$ (0.44)	$ (0.67)
Weighted-average number of common shares used in common per share calculations: basic and diluted					6,465	4,313
Other comprehensive income (loss)
Net income (loss)					$ (2,820)	$ (2,870)
Foreign currency translation adjustments					350	(45)
Comprehensive (loss) income					(2,470)	(2,915)
Service [Member]
Revenues	304	181	578	413	995	868
Total cost of revenues	$ 199	$ 169	$ 413	$ 329	679	738
Gross profit					4,158	3,610
Operating expenses
Research and development					740	750
Selling, general and administrative					9,622	9,100
Total operating expenses					10,362	9,850
Loss from operations					(6,204)	(6,240)
Interest expense					(19)	(20)
Interest income					102	71
Other (expense) income, net					(157)	(189)
Loss from continuing operations before income taxes					(6,278)	(6,378)
Loss from continuing operations					(6,278)	(6,378)
Net (loss) income					$ (6,278)	$ (6,378)
Net (loss) income per share: basic and diluted					$ (0.99)	$ (1.48)
Weighted-average number of common shares used in common per share calculations: basic and diluted					6,353	4,303
Other comprehensive income (loss)
Net income (loss)					$ (6,278)	$ (6,378)
Foreign currency translation adjustments					(152)	155
Comprehensive (loss) income					$ (6,430)	$ (6,223)